Common Shareholder's Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of common shares, rollforward
The following table summarizes the number of Common, Special Common and Series A Common Shares issued and repurchased.

	Common Shares	Special Common Shares	Common Treasury Shares	Special Common Treasury Shares	Series A Common Shares
(Shares in thousands)
Balance December 31, 2009	57,082	63,442	7,277	13,717	6,492
Repurchase of shares	-	-	-	2,394	-
Conversion of Series A Common Shares	11	-	-	-	(11)
Dividend reinvestment, incentive and compensation plans	-	-	(79)	(200)	29
Balance December 31, 2010	57,093	63,442	7,198	15,911	6,510
Repurchase of shares	-	-	-	748	-
Dividend reinvestment, incentive and compensation plans	-	-	(86)	(226)	39
Reclassification as a result of Share Consolidation Amendment (1)	68,409	(63,442)	17,053	(16,433)	570
Balance December 31, 2011	125,502	-	24,165	-	7,119
Repurchase of shares	-	-	868	-	-
Conversion of Series A Common Shares	10	-	-	-	(10)
Dividend reinvestment, incentive and compensation plans	-	-	(392)	-	51
Balance December 31, 2012	125,512	-	24,641	-	7,160

(1)	Reflects the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS, as approved by the TDS shareholders on January 13, 2012.

Share repurchases
	Number of	Average Cost
Year Ended December 31,	Shares	Per Share	Amount (1)
(Dollars amounts and shares in thousands)
2012
U.S. Cellular Common Shares	571	$35.11	$20,045

TDS Common Shares	868	23.08	20,026

2011
U.S. Cellular Common Shares	1,276	$48.82	$62,294

TDS Common Shares	-	-	-
TDS Special Common Shares	748	28.73	21,500

2010
U.S. Cellular Common Shares	1,235	$42.76	$52,827

TDS Common Shares	-	-	-
TDS Special Common Shares	2,394	28.42	68,053

(1)	Amounts reported in the Consolidated Statement of Cash Flows may differ from these amounts due to repurchases and subsequent cash settlements occurring in different years.